Other non-current assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Other non-current assets [Abstract]
Deferred mobilization expenses	$ 75,532	$ 72,624
Prepaid investments	48,097	21,554
Other	0	7,525
Total	$ 123,629	$ 101,703